united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Annual Report

June 30, 2022

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.

Member FINRA

Dear Shareholder,

We want to thank you for your investment in the Ladenburg Funds (the “Funds”). We believe that planning for financial success includes applying the core investment principles of portfolio diversification, risk management and disciplined long-term investing. With that in mind, the Funds have been carefully structured and designed for long-term investing; however, they are not static. This letter addresses the Funds’ fiscal year performance from July 1st, 2021, to June 30th, 2022.

In the first half of the fiscal year, a wave of consumer demand fueled by the reopening of economies pumped up 2021 corporate profits more than expected, which helped keep investors in a buying mood. Wall Street also got a boost from the Federal Reserve, which kept its key short-term interest rate near zero all year. That helped keep borrowing costs for companies low and stock valuations high. The market kept setting new highs despite plenty of challenges, including rising inflation, global supply chain disruptions and outbreaks of more contagious variants of the COVID-19 virus. In the second half of the fiscal year, higher inflation growth forced central banks to adopt more aggressive policies, pushing rates higher. History told us that rising rates shouldn’t be equated with an end to the bull market in equities, however, markets reacted outside of history’s suggestion and sold off significantly in the first half of calendar year 2021. This sell-off wiped out gains seen in the first half of the fiscal year. From July 1st, 2021, through June 30th, 2022, the S&P 500 returned -10.62%.

As a result of continued investor fears over persistently high inflation and slowing economic growth, the top performing Ladenburg Fund over the trailing 1 year as of June 30th, 2022, was the Income Fund at -11.52%. The other four Ladenburg Funds performed in line with their asset allocation, with the Income & Growth Fund down -12.42%, Growth & Income Fund down -13.95%, Growth Fund down -15.85%, and the Aggressive Growth Fund down -17.16%.

Going forward, we believe our portfolios are well positioned for the current environment and are ready with proper risk mitigation measures if the economic environment begins to change. As a result of continued rising interest rates and slower growth, we are slightly underweight equities, maintaining a shortened duration within our fixed income allocation and have increased our allocation to hedged equity products. We will further reallocate our portfolios as necessary if we see any change in economic data that is released.

Again, we thank you for your investment and look forward to a lasting partnership.

With Appreciation,

Ladenburg Thalmann Asset Management

Past performance is no guarantee of future results. Diversification does not ensure a profit or protect against a loss. Portfolio allocations are subject to change. Individual performance results will vary and may include the reinvestment of income, dividends and capital gain distribution. There are risks involved with all investments that could include tax penalties and risk/loss of principal. Before investing in the Fund, you should read the prospectus and any other documents carefully and consider the risks the Fund faces through its direct investments and its investments in Investment Funds.

Comparisons to indexes have limitations because indexes have volatility and other material characteristics that may differ from a particular mutual fund. Any indices and other financial benchmarks are provided for illustrative purposes only. The volatility of any Investment Index is materially different from the model portfolio or Fund. Particularly, an Investment Index has results that do not represent actual trading or any material economic and market factors that might have had an impact on the adviser’s decision-making. It is not possible to invest directly in an index. Index performance does not reflect the deduction of any fees or expenses.

Ladenburg Thalmann Asset Management, Inc. is a SEC Registered Investment Adviser under the Investment Advisers Act of 1940 (“Advisers Act”) and Ladenburg Thalmann & Co. Inc. is a broker/dealer and Distributor of the Fund. Both financial entities are wholly owned subsidiaries of our parent company Advisor Group Holdings, Inc. For more information please visit. www.ladenburg.com. For a free prospectus and other information, please call 800-995-5267 or visit www.ladenburgfunds.com.

Investments: - Not FDIC Insured - No Bank Guarantee - May Lose Value

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, as compared to its benchmark:

			Average Annual Return
	One Year	Annualized Five Years	Since Inception**
Ladenburg Income Fund Class A	(11.52)%	0.99%	1.65%
Ladenburg Income Fund Class A with load of 5.00%	(15.95)%	(0.04)%	0.89%
Ladenburg Income Fund Class C	(12.19)%	0.26%	0.97%
Ladenburg Income Fund Class I	(11.46)%	1.17%	1.77%
S&P 500 Total Return Index ***	(10.62)%	11.31%	12.75%
Barclays US Gov’t/Credit Bond Index ****	(11.70)%	0.85%	1.30%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.81%, 2.57% and 1.56% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2021 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2022	% of Net Assets
Exchange-Traded Funds - Fixed Income Funds	68.5%
Exchange-Traded Funds - Equity Funds	22.6%
Open Ended Fund	7.4%
Short-Term Investment	1.6%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, as compared to its benchmark:

			Average Annual Return
	One Year	Annualized Five Years	Since Inception**
Ladenburg Income & Growth Fund Class A	(12.42)%	2.54%	3.03%
Ladenburg Income & Growth Fund Class A with load of 5.00%	(16.81)%	1.48%	2.26%
Ladenburg Income & Growth Fund Class C	(13.44)%	1.68%	2.30%
Ladenburg Income & Growth Fund Class I	(12.26)%	2.74%	3.28%
S&P 500 Total Return Index ***	(10.62)%	11.31%	12.75%
Barclays US Gov’t/Credit Bond Index ****	(11.70)%	0.85%	1.30%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.28%, 2.04% and 1.04% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2021 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2022	% of Net Assets
Exchange-Traded Funds - Fixed Income Funds	49.5%
Exchange-Traded Funds - Equity Funds	40.6%
Open End Fund	9.4%
Short-Term Investment	0.6%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, as compared to its benchmark:

			Average Annual Return
	One Year	Annualized Five Years	Since Inception**
Ladenburg Growth & Income Fund Class A	(13.95)%	4.03%	4.54%
Ladenburg Growth & Income Fund Class A with load of 5.00%	(18.28)%	2.97%	3.76%
Ladenburg Growth & Income Fund Class C	(14.59)%	3.23%	3.77%
Ladenburg Growth & Income Fund Class I	(13.74)%	4.28%	4.73%
S&P 500 Total Return Index ***	(10.62)%	11.31%	12.75%
Barclays US Gov’t/Credit Bond Index ****	(11.70)%	0.85%	1.30%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.15%, 1.90% and 0.90% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2021 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2022	% of Net Assets
Exchange-Traded Funds - Equity Funds	58.3%
Exchange-Traded Funds - Fixed Income Funds	30.6%
Open End Fund	10.3%
Short-Term Investment	0.2%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, as compared to its benchmark:

			Average Annual Return
	One Year	Annualized Five Years	Since Inception**
Ladenburg Growth Fund Class A	(15.85)%	5.23%	5.72%
Ladenburg Growth Fund Class A with load of 5.00%	(20.04)%	4.17%	4.92%
Ladenburg Growth Fund Class C	(16.44)%	4.46%	4.94%
Ladenburg Growth Fund Class I	(15.64)%	5.48%	5.88%
S&P 500 Total Return Index ***	(10.62)%	11.31%	12.75%
Barclays US Gov’t/Credit Bond Index ****	(11.70)%	0.85%	1.30%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.17%, 1.92% and 0.92% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2021 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2022	% of Net Assets
Exchange-Traded Funds - Equity Funds	77.8%
Exchange-Traded Funds - Fixed Income Funds	11.1%
Open End Fund	10.2%
Other Assets in Excess of Liabilities	0.9%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, as compared to its benchmark:

			Average Annual Return
	One Year	Annualized Five Years	Since Inception**
Ladenburg Aggressive Growth Fund Class A	(17.16)%	6.09%	7.09%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	(21.30)%	5.00%	6.29%
Ladenburg Aggressive Growth Fund Class C	(17.76)%	5.31%	6.14%
Ladenburg Aggressive Growth Fund Class I	(17.01)%	6.31%	7.03%
S&P 500 Total Return Index ***	(10.62)%	11.31%	12.75%
Barclays US Gov’t/Credit Bond Index ****	(11.70)%	0.85%	1.30%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.35%, 2.10% and 1.10% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2021 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2022	% of Net Assets
Exchange-Traded Funds - Equity Funds	86.0%
Open End Fund	8.2%
Exchange-Traded Funds - Fixed Income Fund	4.1%
Short-Term Investment	0.3%
Other Assets in Excess of Liabilities	1.4%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 91.1%
	EQUITY - 22.6%
11,998	Schwab U.S. Large-Cap Growth ETF	$695,764
16,619	Schwab U.S. Large-Cap Value ETF	1,037,359
5,980	Schwab US Small-Cap ETF	233,160
1,329	Vanguard Mid-Cap Growth ETF	233,080
3,474	Vanguard Mid-Cap Value ETF	449,952
		2,649,315
	FIXED INCOME - 68.5%
15,921	Invesco Variable Rate Preferred ETF	353,287
21,121	iShares Trust iShares 1-5 Year Investment Grade	1,067,667
22,384	SPDR Blackstone Senior Loan ETF	932,070
69,846	SPDR Doubleline Total Return Tactical ETF	2,946,103
27,543	Vanguard Intermediate-Term Bond ETF	2,138,714
7,736	Vanguard Short-Term Bond ETF	594,048
		8,031,889
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,479,692)	10,681,204

	OPEN END FUND — 7.4%
	ALTERNATIVE - 7.4%
35,529	JPMorgan Hedged Equity Fund, Class I	863,000
	TOTAL OPEN END FUND (Cost $806,444)	863,000

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
185,253	First American Government Obligations Fund, Class X, 1.29% (Cost $185,253)(a)	185,253

	TOTAL INVESTMENTS - 100.1% (Cost $12,471,389)	$11,729,457
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(11,857)
	NET ASSETS - 100.0%	$11,717,600

ETF - Exchange-Traded Fund

SPDR – Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.1%
	EQUITY - 40.6%
112,746	Schwab U.S. Large-Cap Growth ETF	$6,538,141
129,692	Schwab U.S. Large-Cap Value ETF	8,095,374
27,550	Schwab US Small-Cap ETF	1,074,175
12,406	Vanguard Mid-Cap Growth ETF	2,175,764
36,841	Vanguard Mid-Cap Value ETF	4,771,646
		22,655,100
	FIXED INCOME - 49.5%
76,056	Invesco Variable Rate Preferred ETF	1,687,683
35,147	iShares Trust iShares 1-5 Year Investment Grade	1,776,681
109,191	SPDR Blackstone Senior Loan ETF	4,546,713
231,421	SPDR Doubleline Total Return Tactical ETF	9,761,338
81,770	Vanguard Intermediate-Term Bond ETF	6,349,441
45,313	Vanguard Short-Term Bond ETF	3,479,584
		27,601,440
	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,489,737)	50,256,540

	OPEN END FUND — 9.4%
	ALTERNATIVE - 9.4%
216,737	JPMorgan Hedged Equity Fund, Class I	5,264,530
	TOTAL OPEN END FUND (Cost $4,893,208)	5,264,530

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
347,448	First American Government Obligations Fund, Class X, 1.29% (Cost $347,448)(a)	347,448

	TOTAL INVESTMENTS - 100.1% (Cost $55,730,393)	$55,868,518
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(45,441)
	NET ASSETS - 100.0%	$55,823,077

ETF - Exchange-Traded Fund

SPDR – Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.9%
	EQUITY - 58.3%
470,070	Schwab U.S. Large-Cap Growth ETF	$27,259,359
503,920	Schwab U.S. Large-Cap Value ETF	31,454,687
154,589	Schwab US Small-Cap ETF	6,027,425
41,038	Vanguard Mid-Cap Growth ETF	7,197,244
125,194	Vanguard Mid-Cap Value ETF	16,215,127
		88,153,842
	FIXED INCOME - 30.6%
207,282	Invesco Variable Rate Preferred ETF	4,599,588
328,027	SPDR Blackstone Senior Loan ETF	13,659,044
221,307	SPDR Doubleline Total Return Tactical ETF	9,334,729
100,916	Vanguard Intermediate-Term Bond ETF	7,836,127
140,807	Vanguard Short-Term Bond ETF	10,812,571
		46,242,059

	TOTAL EXCHANGE-TRADED FUNDS (Cost $126,020,105)	134,395,901

	OPEN END FUND — 10.3%
	ALTERNATIVE - 10.3%
643,129	JPMorgan Hedged Equity Fund, Class I	15,621,605
	TOTAL OPEN END FUND (Cost $14,740,326)	15,621,605

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
261,702	First American Government Obligations Fund, Class X, 1.29% (Cost $261,702)(a)	261,702

	TOTAL INVESTMENTS - 99.4% (Cost $141,022,133)	$150,279,208
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	898,972
	NET ASSETS - 100.0%	$151,178,180

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.9%
	EQUITY - 77.8%
388,827	Schwab U.S. Large-Cap Growth ETF	$22,548,078
405,743	Schwab U.S. Large-Cap Value ETF	25,326,478
175,343	Schwab US Small-Cap ETF	6,836,624
50,213	Vanguard Mid-Cap Growth ETF	8,806,356
97,011	Vanguard Mid-Cap Value ETF	12,564,866
		76,082,402
	FIXED INCOME - 11.1%
165,599	SPDR Blackstone Senior Loan ETF	6,895,542
52,095	Vanguard Short-Term Bond ETF	4,000,375
		10,895,917

	TOTAL EXCHANGE-TRADED FUNDS (Cost $78,610,905)	86,978,319

	OPEN END FUND — 10.2%
	ALTERNATIVE - 10.2%
412,495	JPMorgan Hedged Equity Fund, Class I	10,019,497
	TOTAL OPEN END FUND (Cost $9,596,533)	10,019,497

	TOTAL INVESTMENTS - 99.1% (Cost $88,207,438)	$96,997,816
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	926,069
	NET ASSETS - 100.0%	$97,923,885

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.1%
	EQUITY - 86.0%
164,429	Schwab U.S. Large-Cap Growth ETF	$9,535,238
170,947	Schwab U.S. Large-Cap Value ETF	10,670,511
101,545	Schwab US Small-Cap ETF	3,959,240
24,805	Vanguard Mid-Cap Growth ETF	4,350,301
42,464	Vanguard Mid-Cap Value ETF	5,499,937
		34,015,227
	FIXED INCOME - 4.1%
38,577	SPDR Blackstone Senior Loan ETF	1,606,346

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,628,007)	35,621,573

	OPEN END FUND — 8.2%
	ALTERNATIVE - 8.2%
132,954	JPMorgan Hedged Equity Fund, Class I	3,229,457
	TOTAL OPEN END FUND (Cost $3,114,714)	3,229,457

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
116,150	First American Government Obligations Fund, Class X, 1.29% (Cost $116,150)(a)	116,150

	TOTAL INVESTMENTS - 98.6% (Cost $35,858,871)	$38,967,180
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	571,855
	NET ASSETS - 100.0%	$39,539,035

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022

		Ladenburg		Ladenburg		Ladenburg
	Ladenburg	Income &		Growth &	Ladenburg	Aggressive
	Income	Growth		Income	Growth	Growth
	Fund	Fund		Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$12,471,389	$55,730,393		$141,022,133	$88,207,438	$35,858,871
Investments in Securities at Value	$11,729,457	$55,868,518		$150,279,208	$96,997,816	$38,967,180
Due from Advisor	3,762	—		—	—	—
Receivable for Fund Shares Sold	2,880	15,154		121,559	143,572	15,489
Dividends and Interest Receivable	79	121		352	485	249
Receivable for Securities Sold	—	—		1,099,167	1,517,736	714,127
Prepaid Expenses and Other Assets	8,424	14,365		17,324	21,394	19,215
Total Assets	11,744,602	55,898,158		151,517,610	98,681,003	39,716,260

Liabilities:
Redemptions Payable	772	21,938		204,561	43,685	136,828
Due to Bank	—	—		—	632,239	—
Payable to Related Parties	3,346	3,130		20,784	1,209	4,229
Accrued Advisory Fees	—	23,215		67,384	42,153	14,411
Accrued Distribution Fees	3,875	3,128		13,168	4,611	4,122
Accrued Expenses and Other Liabilities	19,009	23,670		33,533	33,221	17,635
Total Liabilities	27,002	75,081		339,430	757,118	177,225

Net Assets	$11,717,600	$55,823,077		$151,178,180	$97,923,885	$39,539,035

Composition of Net Assets:
At June 30, 2022, Net Assets consisted of:
Paid-in-Capital	$12,563,562	$55,178,753		$141,729,576	$89,675,345	$36,596,683
Accumulated Earnings (Losses)	(845,962)	644,324		9,448,604	8,248,540	2,942,352
Net Assets	$11,717,600	$55,823,077		$151,178,180	$97,923,885	$39,539,035

Class A Net Assets	$323,538	$1,088,131		$1,134,179	$641,869	$243,935
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	32,854	96,479		91,971	46,957	16,483
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$9.85	$11.28		$12.33	$13.67	$14.80
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$10.37	$1 1.87		$12.98	$14.39	$15.58

Class C Net Assets	$15,469	$12		$13,427	$43,112	$160,211
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,590	1		1 ,119	3,211	11,268
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$9.73	$11.04	(b)	$12.00	$13.43	$14.22

Class I Net Assets	$11,378,593	$54,734,934		$150,030,574	$97,238,904	$39,134,889
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,160,718	4,832,589		12,117,332	7,133,771	2,688,031
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$9.80	$11.33		$12.38	$13.63	$14.56

(a)	On investments of $50,000 or more, the offering price is reduced.

(b)	Net asset value does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2022

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$288,378	$1,191,708	$2,760,912	$1,509,621	$558,392
Interest Income	285	632	1,757	2,125	1,573
Total Investment Income	288,663	1,192,340	2,762,669	1,511,746	559,965

Expenses:
Investment Advisory Fees	67,640	316,733	886,462	567,637	221,916
Distribution Fees - Class A	914	2,849	4,655	1,603	455
Distribution Fees - Class C	294	90	409	650	2,844
Registration & Filing Fees	26,999	27,499	38,000	36,000	27,999
Administration Fees	18,721	47,077	111,742	74,032	36,008
Trustees’ Fees	15,645	15,645	15,645	15,645	15,645
Audit Fees	14,899	14,749	14,899	14,899	14,899
Third Party Administrative Services Fees	13,228	59,853	162,822	112,030	36,767
Legal Fees	8,731	10,937	15,784	12,275	9,437
Chief Compliance Officer Fees	5,490	8,240	14,676	10,940	7,210
Transfer Agent Fees	5,344	16,100	42,712	26,654	10,784
Custody Fees	5,015	6 ,250	17,331	11,662	5,001
Printing Expense	3,026	6 ,117	15,567	9,716	4 ,376
Insurance Expense	2,277	2,745	3,807	3,153	2,507
Miscellaneous Expenses	2,500	3,097	6,100	4,099	3,098
Total Expenses	190,723	537,981	1,350,611	900,995	398,946
Less: Expenses Waived/Reimbursed by the Advisor	(74,976)	(1,115)	(158)	(295)	(18,916)
Net Expenses	115,747	536,866	1,350,453	900,700	380,030
Net Investment Income	172,916	655,474	1,412,216	611,046	179,935

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	96,037	518,645	354,681	613,498	(145,800)
Capital Gain Distributions from Other Investment Companies	33,876	98,714	177,015	19,031	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,855,592)	(9,210,843)	(26,748,066)	(19,591,589)	(8,186,791)
Net Realized and Unrealized Loss on Investments	(1,725,679)	(8,593,484)	(26,216,370)	(18,959,060)	(8,332,591)

Net Decrease in Net Assets Resulting From Operations	$(1,552,763)	$(7,938,010)	$(24,804,154)	$(18,348,014)	$(8,152,656)

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
Operations:
Net Investment Income	$172,916	$165,380
Net Realized Gain on Investments	96,037	724,239
Capital Gain Distributions from Other Investment Companies	33,876	27,806
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,855,592)	327,376
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,552,763)	1,244,801

Distributions to Shareholders From:
Accumulated Earnings
Class A	(21,104)	(4,742)
Class C	(1,818)	(131)
Class I	(780,529)	(180,235)
Net Decrease in Net Assets from Distributions to Shareholders	(803,451)	(185,108)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	18,322	18,223
Distributions Reinvested	19,243	4,614
Payment for Shares Redeemed	(40,099)	(157,897)
Class C
Distributions Reinvested	894	63
Payment for Shares Redeemed	(17,157)	—
Class I
Proceeds from Shares Issued	2,878,447	6,371,817
Distributions Reinvested	670,422	153,658
Payment for Shares Redeemed	(4,047,155)	(7,435,279)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(517,083)	(1,044,801)

Total Increase (Decrease) in Net Assets	(2,873,297)	14,892

Net Assets:
Beginning of Year	14,590,897	14,576,005
End of Year	$11,717,600	$14,590,897

Share Activity
Class A
Shares Sold	1,559	1,626
Shares Reinvested	1,712	402
Shares Redeemed	(3,557)	(13,579)
Net Decrease in Shares of Beneficial Interest Outstanding	(286)	(11,551)

Class C
Shares Reinvested	81	5
Shares Redeemed	(1,619)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,538)	5

Class I
Shares Sold	254,708	561,431
Shares Reinvested	59,927	13,431
Shares Redeemed	(360,804)	(649,519)
Net Decrease in Shares of Beneficial Interest Outstanding	(46,169)	(74,657)

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
Operations:
Net Investment Income	$655,474	$530,072
Net Realized Gain on Investments	518,645	2,189,505
Capital Gain Distributions from Other Investment Companies	98,714	67,748
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,210,843)	5,840,316
Net Increase (Decrease) in Net Assets Resulting From Operations	(7,938,010)	8,627,641

Distributions to Shareholders From:
Accumulated Earnings
Class A	(18,786)	(9,426)
Class C	(220)	(78)
Class I	(1,202,211)	(568,536)
Net Decrease in Net Assets from Distributions to Shareholders	(1,221,217)	(578,040)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	521,885	185,067
Distributions Reinvested	15,635	8,387
Payment for Shares Redeemed	(358,431)	(582,510)
Class C
Distributions Reinvested	220	78
Payment for Shares Redeemed	(18,312)	—
Class I
Proceeds from Shares Issued	11,466,531	21,717,730
Distributions Reinvested	1,081,509	510,554
Payment for Shares Redeemed	(11,783,876)	(16,206,060)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	925,161	5,633,246

Total Increase (Decrease) in Net Assets	(8,234,066)	13,682,847

Net Assets:
Beginning of Year	64,057,143	50,374,296
End of Year	$55,823,077	$64,057,143

Share Activity
Class A
Shares Sold	42,121	14,419
Shares Reinvested	1,210	683
Shares Redeemed	(29,726)	(46,423)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	13,605	(31,321)

Class C
Shares Reinvested	17	6
Shares Redeemed	(1,395)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,378)	6

Class I
Shares Sold	896,776	1,759,368
Shares Reinvested	82,882	41,082
Shares Redeemed	(929,075)	(1,314,133)
Net Increase in Shares of Beneficial Interest Outstanding	50,583	486,317

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
Operations:
Net Investment Income	$1,412,216	$1,232,481
Net Realized Gain on Investments	354,681	8,363,911
Capital Gain Distributions from Other Investment Companies	177,015	115,679
Net Change in Unrealized Appreciation (Depreciation) on Investments	(26,748,066)	23,747,464
Net Increase (Decrease) in Net Assets Resulting From Operations	(24,804,154)	33,459,535

Distributions to Shareholders From:
Accumulated Earnings
Class A	(55,997)	(14,212)
Class C	(1,297)	(373)
Class I	(5,634,517)	(1,302,563)
Net Decrease in Net Assets from Distributions to Shareholders	(5,691,811)	(1,317,148)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	78,243	277,055
Distributions Reinvested	53,354	13,708
Payment for Shares Redeemed	(753,170)	(1,045,654)
Class C
Proceeds from Shares Issued	2,400	3,200
Distributions Reinvested	1,295	358
Payment for Shares Redeemed	(35,403)	(215,673)
Class I
Proceeds from Shares Issued	36,160,723	48,509,807
Distributions Reinvested	4,871,254	1,135,006
Payment for Shares Redeemed	(35,829,303)	(39,162,329)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	4,549,393	9,515,478

Total Increase (Decrease) in Net Assets	(25,946,572)	41,657,865

Net Assets:
Beginning of Year	177,124,752	135,466,887
End of Year	$151,178,180	$177,124,752

Share Activity
Class A
Shares Sold	5,381	20,144
Shares Reinvested	3,591	1,018
Shares Redeemed	(56,464)	(78,572)
Net Decrease in Shares of Beneficial Interest Outstanding	(47,492)	(57,410)

Class C
Shares Sold	170	245
Shares Reinvested	89	28
Shares Redeemed	(2,577)	(16,422)
Net Decrease in Shares of Beneficial Interest Outstanding	(2,318)	(16,149)

Class I
Shares Sold	2,493,611	3,603,742
Shares Reinvested	328,490	83,547
Shares Redeemed	(2,531,860)	(2,901,018)
Net Increase in Shares of Beneficial Interest Outstanding	290,241	786,271

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
Operations:
Net Investment Income	$611,046	$597,527
Net Realized Gain on Investments	613,498	2,729,600
Capital Gain Distributions from Other Investment Companies	19,031	13,041
Net Change in Unrealized Appreciation (Depreciation) on Investments	(19,591,589)	22,230,085
Net Increase (Decrease) in Net Assets Resulting From Operations	(18,348,014)	25,570,253

Distributions to Shareholders From:
Accumulated Earnings
Class A	(14,523)	(1,752)
Class C	(1,053)	—
Class I	(2,858,589)	(613,459)
Net Decrease in Net Assets from Distributions to Shareholders	(2,874,165)	(615,211)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	186,767	26,783
Distributions Reinvested	14,143	1,700
Payments for Shares Redeemed	(52,084)	(727,365)
Class C
Proceeds from Shares Issued	—	6,000
Distributions Reinvested	769	—
Payments for Shares Redeemed	(62,021)	(14,698)
Class I
Proceeds from Shares Issued	28,496,614	26,774,069
Distributions Reinvested	2,630,842	565,758
Payments for Shares Redeemed	(23,187,918)	(18,051,910)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	8,027,112	8,580,337

Total Increase (Decrease) in Net Assets	(13,195,067)	33,535,379

Net Assets:
Beginning of Year	111,118,952	77,583,573
End of Year	$97,923,885	$111,118,952

Share Activity
Class A
Shares Sold	12,372	1,848
Shares Reinvested	827	114
Shares Redeemed	(3,478)	(52,768)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	9,721	(50,806)

Class C
Shares Sold	—	418
Shares Reinvested	46	—
Shares Redeemed	(3,726)	(932)
Net Decrease in Shares of Beneficial Interest Outstanding	(3,680)	(514)

Class I
Shares Sold	1,770,117	1,813,737
Shares Reinvested	154,392	37,945
Shares Redeemed	(1,459,222)	(1,232,946)
Net Increase in Shares of Beneficial Interest Outstanding	465,287	618,736

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
Operations:
Net Investment Income	$179,935	$165,480
Net Realized Gain (Loss) on Investments	(145,800)	984,754
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,186,791)	9,091,381
Net Increase (Decrease) in Net Assets Resulting From Operations	(8,152,656)	10,241,615

Distributions to Shareholders From:
Accumulated Earnings
Class A	(1,347)	(1,527)
Class C	(2,440)	(2,818)
Class I	(525,784)	(531,005)
Net Decrease in Net Assets from Distributions to Shareholders	(529,571)	(535,350)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	178,393	17,148
Distributions Reinvested	1,337	1,525
Payment for Shares Redeemed	(26,932)	—
Class C
Distributions Reinvested	2,440	2,818
Payment for Shares Redeemed	(80,000)	—
Class I
Proceeds from Shares Issued	13,233,613	12,159,733
Distributions Reinvested	486,317	492,517
Payment for Shares Redeemed	(7,988,855)	(6,244,325)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	5,806,313	6,429,416

Total Increase (Decrease) in Net Assets	(2,875,914)	16,135,681

Net Assets:
Beginning of Year	42,414,949	26,279,268
End of Year	$39,539,035	$42,414,949

Share Activity
Class A
Shares Sold	10,275	1,009
Shares Reinvested	71	95
Shares Redeemed	(1,526)	—
Net Increase in Shares of Beneficial Interest Outstanding	8,820	1,104

Class C
Shares Sold	—	—
Shares Reinvested	134	181
Shares Redeemed	(5,662)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(5,528)	181

Class I
Shares Sold	770,529	769,788
Shares Reinvested	26,259	31,152
Shares Redeemed	(473,810)	(405,819)
Net Increase in Shares of Beneficial Interest Outstanding	322,978	395,121

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$11.78	$10.99	$10.90	$10.53	$10.59
Gain (Loss) From Operations:
Net investment income (a)	0.13	0.11	0.18	0.17	0.17
Net gain (loss) from securities (both realized and unrealized)	(1.41)	0.79	0.11	0.38	(0.01)
Total from operations	(1.28)	0.90	0.29	0.55	0.16

Distributions to shareholders from:
Net investment income	(0.12)	(0.11)	(0.18)	(0.17)	(0.19)
Realized gains	(0.53)	—	—	(0.01)	(0.03)
Return of Capital	—	—	(0.02)	—	—
Total distributions	(0.65)	(0.11)	(0.20)	(0.18)	(0.22)

Net Asset Value, End of Year	$9.85	$11.78	$10.99	$10.90	$10.53

Total Return (b)	(11.52)%	8.24%	2.68%	5.31%	1.46%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$324	$390	$491	$845	$1,024
Ratio of expenses to average net assets,
before reimbursement (c)	1.65%	1.60%	1.65%	1.95%	2.26%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.13%	0.97%	1.68%	1.66%	1.63%
Portfolio turnover rate	24.84%	29.04%	20.91%	34.73%	27.38%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$11.67	$10.90	$10.83	$10.46	$10.54
Gain (Loss) From Operations:
Net investment income (a)	0.04	0.02	0.10	0.11	0.10
Net gain (loss) from securities (both realized and unrealized)	(1.39)	0.79	0.11	0.35	(0.02)
Total from operations	(1.35)	0.81	0.21	0.46	0.08

Distributions to shareholders from:
Net investment income	(0.06)	(0.04)	(0.13)	(0.08)	(0.13)
Realized gains	(0.53)	—	—	(0.01)	(0.03)
Return of Capital	—	—	(0.01)	—	—
Total distributions	(0.59)	(0.04)	(0.14)	(0.09)	(0.16)

Net Asset Value, End of Year	$9.73	$11.67	$10.90	$10.83	$10.46

Total Return (b)	(12.19)%	7.46%	1.95%	4.51%	0.74%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$15	$37	$34	$34	$273
Ratio of expenses to average net assets,
before reimbursement (c)	2.40%	2.36%	2.39%	2.75%	3.01%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	0.32%	0.18%	0.92%	1.05%	0.93%
Portfolio turnover rate	24.84%	29.04%	20.91%	34.73%	27.38%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$11.74	$10.96	$10.88	$10.51	$10.57
Gain (Loss) From Operations:
Net investment income (a)	0.14	0.13	0.20	0.19	0.20
Net gain (loss) from securities (both realized and unrealized)	(1.41)	0.79	0.11	0.38	(0.02)
Total from operations	(1.27)	0.92	0.31	0.57	0.18

Distributions to shareholders from:
Net investment income	(0.14)	(0.14)	(0.20)	(0.19)	(0.21)
Realized gains	(0.53)	—	—	(0.01)	(0.03)
Return of Capital	—	—	(0.03)	—	—
Total distributions	(0.67)	(0.14)	(0.23)	(0.20)	(0.24)

Net Asset Value, End of Year	$9.80	$11.74	$10.96	$10.88	$10.51

Total Return (b)	(11.46)%	8.45%	2.83%	5.59%	1.67%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$11,379	$14,164	$14,051	$9,643	$6,285
Ratio of expenses to average net assets,
before reimbursement (c)	1.40%	1.35%	1.40%	1.67%	2.01%
net of reimbursement (c)	0.85%	0.85%	0.83%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	1.29%	1.10%	1.83%	1.85%	1.91%
Portfolio turnover rate	24.84%	29.04%	20.91%	34.73%	27.38%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$13.10	$11.36	$11.32	$10.91	$10.74
Gain (Loss) From Operations:
Net investment income (a)	0.11	0.10	0.16	0.16	0.16
Net gain (loss) from securities (both realized and unrealized)	(1.70)	1.74	0.08	0.40	0.24
Total from operations	(1.59)	1.84	0.24	0.56	0.40

Distributions to shareholders from:
Net investment income	(0.11)	(0.10)	(0.18)	(0.15)	(0.17)
Realized gains	(0.12)	—	—	—	(0.06)
Return of Capital	—	—	(0.02)	—	—
Total distributions	(0.23)	(0.10)	(0.20)	(0.15)	(0.23)

Net Asset Value, End of Year	$11.28	$13.10	$11.36	$11.32	$10.91

Total Return (b)	(12.42)%	16.21%	2.10%	5.20%	3.68%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,088	$1,086	$1,297	$1,546	$1,478
Ratio of expenses to average net assets,
before reimbursement (c)	1.10%	1.11%	1.18%	1.32%	1.46%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.89%	0.78%	1.41%	1.44%	1.50%
Portfolio turnover rate	23.04%	16.60%	9.35%	24.47%	23.87%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$12.91	$11.24	$11.23	$10.85	$10.71
Gain (Loss) From Operations:
Net investment income (a)	— (f)	— (f)	0.07	0.04	0.10
Net gain (loss) from securities (both realized and unrealized)	(1.71)	1.73	0.08	0.42	0.22
Total from operations	(1.71)	1.73	0.15	0.46	0.32

Distributions to shareholders from:
Net investment income	(0.04)	(0.06)	(0.13)	(0.08)	(0.12)
Realized gains	(0.12)	—	—	—	(0.06)
Return of Capital	—	—	(0.01)	—	—
Total distributions	(0.16)	(0.06)	(0.14)	(0.08)	(0.18)

Net Asset Value, End of Year	$11.04	$12.91	$11.24	$11.23	$10.85

Total Return (b)	(13.44)%	15.40%	1.36%	4.30%	2.91%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$0 (e)	$18	$15	$15	$61
Ratio of expenses to average net assets,
before reimbursement (c)	1.84%	1.87%	1.93%	2.07%	2.21%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	0.01%	0.02%	0.67%	0.41%	0.87%
Portfolio turnover rate	23.04%	16.60%	9.35%	24.47%	23.87%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $1,000.

(f)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$13.16	$11.42	$11.38	$10.97	$10.79
Gain (Loss) From Operations:
Net investment income (a)	0.13	0.11	0.18	0.19	0.20
Net gain (loss) from securities (both realized and unrealized)	(1.71)	1.75	0.08	0.39	0.23
Total from operations	(1.58)	1.86	0.26	0.58	0.43

Distributions to shareholders from:
Net investment income	(0.13)	(0.12)	(0.19)	(0.17)	(0.19)
Realized gains	(0.12)	—	—	—	(0.06)
Return of Capital	—	—	(0.03)	—	—
Total distributions	(0.25)	(0.12)	(0.22)	(0.17)	(0.25)

Net Asset Value, End of Year	$11.33	$13.16	$11.42	$11.38	$10.97

Total Return (b)	(12.26)%	16.39%	2.29%	5.42%	3.97	% (e)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$54,735	$62,953	$49,062	$33,885	$24,229
Ratio of expenses to average net assets,
before reimbursement (c)	0.84%	0.87%	0.93%	1.07%	1.22%
net of reimbursement (c)	0.85%	0.85%	0.83%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	1.04%	0.92%	1.59%	1.69%	1.80%
Portfolio turnover rate	23.04%	16.60%	9.35%	24.47%	23.87%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$14.75	$12.00	$11.85	$11.51	$11.06
Gain (Loss) From Operations:
Net investment income (a)	0.07	0.07	0.13	0.14	0.16
Net gain (loss) from securities (both realized and unrealized)	(2.06)	2.77	0.18	0.39	0.55
Total from operations	(1.99)	2.84	0.31	0.53	0.71

Distributions to shareholders from:
Net investment income	(0.08)	(0.09)	(0.16)	(0.12)	(0.20)
Realized gains	(0.35)	—	—	(0.07)	(0.06)
Total distributions	(0.43)	(0.09)	(0.16)	(0.19)	(0.26)

Net Asset Value, End of Year	$12.33	$14.75	$12.00	$11.85	$11.51

Total Return (b)	(13.95)%	23.78%	2.62%	4.77%	6.39%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,134	$2,057	$2,363	$1,751	$1,385
Ratio of expenses to average net assets,
before reimbursement (c)	1.01%	1.02%	1.05%	1.16%	1.24%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.51%	0.53%	1.12%	1.23%	1.40%
Portfolio turnover rate	24.02%	21.02%	7.38%	29.89%	25.45%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$14.42	$11.78	$11.67	$11.39	$10.98
Gain (Loss) From Operations:
Net investment income (loss) (a)	(0.05)	— (e)	0.04	0.04	0.07
Net gain (loss) from securities (both realized and unrealized)	(1.99)	2.68	0.18	0.39	0.54
Total from operations	(2.04)	2.68	0.22	0.43	0.61

Distributions to shareholders from:
Net investment income	(0.03)	(0.04)	(0.11)	(0.08)	(0.14)
Realized gains	(0.35)	—	—	(0.07)	(0.06)
Total distributions	(0.38)	(0.04)	(0.11)	(0.15)	(0.20)

Net Asset Value, End of Year	$12.00	$14.42	$11.78	$11.67	$11.39

Total Return (b)	(14.59)%	22.76%	1.90%	3.93%	5.57%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$13	$50	$231	$359	$492
Ratio of expenses to average net assets,
before reimbursement (c)	1.76%	1.77%	1.80%	1.91%	1.99%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.37)%	(0.03)%	0.30%	0.37%	0.66%
Portfolio turnover rate	24.02%	21.02%	7.38%	29.89%	25.45%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$14.80	$12.03	$11.87	$11.53	$11.04
Gain (Loss) From Operations:
Net investment income (a)	0.12	0.11	0.16	0.17	0.19
Net gain (loss) from securities (both realized and unrealized)	(2.08)	2.77	0.18	0.38	0.55
Total from operations	(1.96)	2.88	0.34	0.55	0.74

Distributions to shareholders from:
Net investment income	(0.11)	(0.11)	(0.18)	(0.14)	(0.19)
Realized gains	(0.35)	—	—	(0.07)	(0.06)
Total distributions	(0.46)	(0.11)	(0.18)	(0.21)	(0.25)

Net Asset Value, End of Year	$12.38	$14.80	$12.03	$11.87	$11.53

Total Return (b)	(13.74)%	24.05%	2.88%	4.95%	6.71	% (e)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$150,031	$175,019	$132,873	$112,597	$74,300
Ratio of expenses to average net assets,
before reimbursement (c)	0.76%	0.77%	0.81%	0.91%	0.99%
net of reimbursement (c)	0.76%	0.77%	0.79%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	0.80%	0.78%	1.32%	1.47%	1.68%
Portfolio turnover rate	24.02%	21.02%	7.38%	29.89%	25.45%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$16.60	$12.64	$12.48	$12.05	$11.29
Gain (Loss) From Operations:
Net investment income (a)	0.06	0.05	0.12	0.13	0.15
Net gain (loss) from securities (both realized and unrealized)	(2.62)	3.95	0.22	0.42	0.79
Total from operations	(2.56)	4.00	0.34	0.55	0.94

Distributions to shareholders from:
Net investment income	(0.04)	(0.04)	(0.16)	(0.09)	(0.13)
Realized gains	(0.33)	—	(0.02)	(0.03)	(0.05)
Total distributions	(0.37)	(0.04)	(0.18)	(0.12)	(0.18)

Net Asset Value, End of Year	$13.67	$16.60	$12.64	$12.48	$12.05

Total Return (b)	(15.85)%	31.70%	2.68%	4.72%	8.29%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$642	$618	$1,113	$737	$576
Ratio of expenses to average net assets,
before reimbursement (c)	1.04%	1.06%	1.13%	1.25%	1.35%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.36%	0.33%	1.00%	1.08%	1.27%
Portfolio turnover rate	23.34%	17.29%	5.09%	27.81%	16.46%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$16.39	$12.54	$12.33	$11.90	$11.19
Gain (Loss) From Operations:
Net investment income (loss) (a)	(0.08)	(0.05)	0.02	0.04	0.06
Net gain (loss) from securities (both realized and unrealized)	(2.55)	3.90	0.21	0.42	0.78
Total from operations	(2.63)	3.85	0.23	0.46	0.84

Distributions to shareholders from:
Net investment income	—	—	—	—	(0.08)
Realized gains	(0.33)	—	(0.02)	(0.03)	(0.05)
Total distributions	(0.33)	—	(0.02)	(0.03)	(0.13)

Net Asset Value, End of Year	$13.43	$16.39	$12.54	$12.33	$11.90

Total Return (b)	(16.44)%	30.70%	1.90%	3.91%	7.55%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$43	$113	$93	$192	$184
Ratio of expenses to average net assets,
before reimbursement (c)	1.79%	1.81%	1.88%	2.00%	2.10%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.47)%	(0.32)%	0.20%	0.30%	0.47%
Portfolio turnover rate	23.34%	17.29%	5.09%	27.81%	16.46%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2022	June 30, 2021		June 30, 2020		June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$16.55	$12.62		$12.48		$12.05	$11.26
Gain (Loss) From Operations:
Net investment income (a)	0.09	0.09		0.15		0.16	0.18
Net gain (loss) from securities (both realized and unrealized)	(2.60)	3.94		0.20		0.41	0.80
Total from operations	(2.51)	4.03		0.35		0.57	0.98

Distributions to shareholders from:
Net investment income	(0.08)	(0.10)		(0.19)		(0.11)	(0.14)
Realized gains	(0.33)	—		(0.02)		(0.03)	(0.05)
Total distributions	(0.41)	(0.10)		(0.21)		(0.14)	(0.19)

Net Asset Value, End of Year	$13.63	$16.55		$12.62		$12.48	$12.05

Total Return (b)	(15.64)%	31.98	% (e)	2.75	% (e)	4.99%	8.70%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$97,239	$110,388		$76,378		$58,568	$34,772
Ratio of expenses to average net assets,
before reimbursement (c)	0.79%	0.81%		0.88%		1.00%	1.10%
net of reimbursement (c)	0.79%	0.81%		0.83%		0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	0.54%	0.64%		1.20%		1.37%	1.54%
Portfolio turnover rate	23.34%	17.29%		5.09%		27.81%	16.46%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$18.03	$13.38	$13.30	$12.84	$11.90
Gain (Loss) From Operations:
Net investment income (a)	0.06	0.05	0.11	0.12	0.14
Net gain (loss) from securities (both realized and unrealized)	(3.11)	4.83	0.37	0.44	1.01
Total from operations	(3.05)	4.88	0.48	0.56	1.15

Distributions to shareholders from:
Net investment income	(0.03)	(0.06)	(0.18)	(0.04)	(0.14)
Realized gains	(0.15)	(0.17)	(0.22)	(0.06)	(0.07)
Total distributions	(0.18)	(0.23)	(0.40)	(0.10)	(0.21)

Net Asset Value, End of Year	$14.80	$18.03	$13.38	$13.30	$12.84

Total Return (b)	(17.16)%	36.65%	3.53%	4.56%	9.68%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$244	$138	$88	$84	$81
Ratio of expenses to average net assets,
before reimbursement (c)	1.14%	1.25%	1.36%	1.45%	1.71%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.37%	0.33%	0.87%	0.93%	1.12%
Portfolio turnover rate	16.46%	17.27%	4.87%	46.78%	17.45%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$17.43	$12.99	$12.93	$12.53	$11.61
Gain (Loss) From Operations:
Net investment income (loss) (a)	(0.10)	(0.06)	0.01	0.02	0.04
Net gain (loss) from securities (both realized and unrealized)	(2.96)	4.67	0.36	0.44	0.99
Total from operations	(3.06)	4.61	0.37	0.46	1.03

Distributions to shareholders from:
Net investment income	—	—	(0.09)	—	(0.04)
Realized gains	(0.15)	(0.17)	(0.22)	(0.06)	(0.07)
Total distributions	(0.15)	(0.17)	(0.31)	(0.06)	(0.11)

Net Asset Value, End of Year	$14.22	$17.43	$12.99	$12.93	$12.53

Total Return (b)	(17.76)%	35.64%	2.74%	3.80%	8.89%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$160	$293	$216	$178	$152
Ratio of expenses to average net assets,
before reimbursement (c)	1.89%	2.00%	2.12%	2.20%	2.48%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.59)%	(0.41)%	0.11%	0.19%	0.31%
Portfolio turnover rate	16.46%	17.27%	4.87%	46.78%	17.45%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net Asset Value, Beginning of Year	$17.75	$13.19	$13.12	$12.67	$11.73
Gain (Loss) From Operations:
Net investment income (a)	0.07	0.08	0.14	0.15	0.17
Net gain (loss) from securities (both realized and unrealized)	(3.04)	4.74	0.36	0.43	1.00
Total from operations	(2.97)	4.82	0.50	0.58	1.17

Distributions to shareholders from:
Net investment income	(0.07)	(0.09)	(0.21)	(0.07)	(0.16)
Realized gains	(0.15)	(0.17)	(0.22)	(0.06)	(0.07)
Total distributions	(0.22)	(0.26)	(0.43)	(0.13)	(0.23)

Net Asset Value, End of Year	$14.56	$17.75	$13.19	$13.12	$12.67

Total Return (b)	(17.01)%	36.79%	3.73%	4.86%	9.98%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$39,135	$41,984	$25,976	21,610	15,889
Ratio of expenses to average net assets,
before reimbursement (c)	0.89%	1.00%	1.11%	1.20%	1.48%
net of reimbursement (c)	0.85%	0.85%	0.83%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	0.41%	0.50%	1.05%	1.22%	1.37%
Portfolio turnover rate	16.46%	17.27%	4.87%	46.78%	17.45%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2022

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open -end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Growth & Income Fund’s investment objective is to provide long-term growth of capital, with a secondary objective of producing current income; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short -term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as- needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2022

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open -end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed- end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2022

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$10,681,204	$—	$—	$10,681,204
Open End Fund	863,000	—	—	863,000
Short-Term Investment	185,253	—	—	185,253
Total	$11,729,457	$—	$—	$11,729,457

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$50,256,540	$—	$—	$50,256,540
Open End Fund	5,264,530	—	—	5,264,530
Short-Term Investment	347,448	—	—	347,448
Total	$55,868,518	$—	$—	$55,868,518

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$134,395,901	$—	$—	$134,395,901
Open End Fund	15,621,605	—	—	15,621,605
Short-Term Investment	261,702	—	—	261,702
Total	$150,279,208	$—	$—	$150,279,208

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$86,978,319	$—	$—	$86,978,319
Open End Fund	10,019,497	—	—	10,019,497
Total	$96,997,816	$—	$—	$96,997,816

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$35,621,573	$—	$—	$35,621,573
Open End Fund	3,229,457	—	—	3,229,457
Short-Term Investment	116,150	—	—	116,150
Total	$38,967,180	$—	$—	$38,967,180

The Funds did not hold any Level 3 securities during the year.

*	Refer to the Schedules of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2022

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2019 through June 30, 2021 or expected to be taken in the Funds’ June 30, 2022 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$3,297,717	$4,385,159
Ladenburg Income & Growth Fund	14,808,111	14,361,045
Ladenburg Growth & Income Fund	42,760,069	41,812,067
Ladenburg Growth Fund	31,377,912	25,922,944
Ladenburg Aggressive Growth Fund	12,825,726	7,036,274

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2022

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc., (“LTAM”) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the year ended June 30, 2022, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$67,640
Ladenburg Income & Growth Fund	316,733
Ladenburg Growth & Income Fund	886,462
Ladenburg Growth Fund	567,637
Ladenburg Aggressive Growth Fund	221,916

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2022, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the year ended June 30, 2022, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$74,976
Ladenburg Income & Growth Fund	1,115
Ladenburg Growth & Income Fund	158
Ladenburg Growth Fund	295
Ladenburg Aggressive Growth Fund	18,916

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

During the year ended June 30, 2022, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2023	June 30, 2024	June 30, 2025
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$71,489	$76,801	$74,96	$223,266
Ladenburg Income & Growth Fund	42,325	14,491	1,115	57,931
Ladenburg Growth & Income Fund	20,324	425	158	20,907
Ladenburg Growth Fund	35,935	471	295	36,701
Ladenburg Aggressive Growth Fund	67,536	49,950	18,916	136,402

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2022

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the year ended June 30, 2022, the Funds were charged pursuant to the Plan as follows:

	12b-1 Fees
Fund	Class A	Class C
Ladenburg Income Fund	$914	$294
Ladenburg Income & Growth Fund	2,849	90
Ladenburg Growth & Income Fund	4,655	409
Ladenburg Growth Fund	1,603	650
Ladenburg Aggressive Growth Fund	455	2,844

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended June 30, 2022, the Distributor received $728, $1,739, $3,853, $6,589, and $7,993 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $99, $266, $583, $956, and $1,203 was retained by the principal underwriter or other affiliated broker-dealers.

Ultimus Fund Services, LLC (“UFS”)

UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the UFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the year ended June 30, 2022.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2022

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of June 30, 2022, National Financial Services held 76.95%, 78.941%, 75.41%, 75.66% and 75.64% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Ladenburg Income Fund	$12,484,234	$268,251	$(1,023,028)	$(754,777)
Ladenburg Income & Growth Fund	55,751,241	3,429,535	(3,312,258)	117,277
Ladenburg Growth & Income Fund	141,051,548	14,930,913	(5,703,253)	9,227,660
Ladenburg Growth Fund	88,211,146	9,878,694	(1,092,024)	8,786,670
Ladenburg Aggressive Growth Fund	35,866,759	3,415,277	(314,856)	3,100,421

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2022 and June 30, 2021 was as follows:

For the Year Ended June 30, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Ladenburg Income Fund	$184,515	$618,936	$—	$803,451
Ladenburg Income & Growth Fund	647,134	574,083	—	1,221,217
Ladenburg Growth & Income Fund	1,384,793	4,307,018	—	5,691,811
Ladenburg Growth Fund	569,721	2,304,444	—	2,874,165
Ladenburg Aggressive Growth Fund	215,297	314,274	—	529,571

For the Year Ended June 30, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Ladenburg Income Fund	$165,380	$19,728	$—	$185,108
Ladenburg Income & Growth Fund	530,072	47,968	—	578,040
Ladenburg Growth & Income Fund	1,232,481	84,667	—	1,317,148
Ladenburg Growth Fund	615,211	—	—	615,211
Ladenburg Aggressive Growth Fund	185,540	349,810	—	535,350

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2022

As of June 30, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Ladenburg Income Fund	$—	$—	$(91,185)	$—	$—	$(754,777)	$(845,962)
Ladenburg Income & Growth Fund	8,340	518,707	—	—	—	117,277	644,324
Ladenburg Growth & Income Fund	27,423	193,521	—	—	—	9,227,660	9,448,604
Ladenburg Growth Fund	28,047	—	(566,177)	—	—	8,786,670	8,248,540
Ladenburg Aggressive Growth Fund	—	—	—	(158,069)	—	3,100,421	2,942,352

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of, as follows:

Post October
Portfolio	Losses
Ladenburg Income Fund	$91,185
Ladenburg Income & Growth Fund	—
Ladenburg Growth & Income Fund	—
Ladenburg Growth Fund	566,177
Ladenburg Aggressive Growth Fund	—

At June 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Ladenburg Income Fund	$—	$—	$—	$—
Ladenburg Income & Growth Fund	—	—	—	—
Ladenburg Growth & Income Fund	—	—	—	—
Ladenburg Growth Fund	—	—	—	—
Ladenburg Aggressive Growth Fund	158,069	—	158,069	—

During the fiscal period ended June 30, 2022, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2022, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Ladenburg Income Fund	$1,180	$(1,180)
Ladenburg Income & Growth Fund	96,956	(96,956)
Ladenburg Growth & Income Fund	328,516	(328,516)
Ladenburg Growth Fund	123,412	(123,412)
Ladenburg Aggressive Growth Fund	26,854	(26,854)

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2022

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large -Cap Value ETF. The Ladenburg Income Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the SPDR Doubleline Total Return Tactical ETF (and Schwab U.S. Large-Cap Value ETF, collectively, the “Securities”). The Funds may redeem their investment in the Securities at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Securities. The financial statements of the Securities, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of June 30, 2022, the percentage of the Ladenburg Growth Fund’s and the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S. Large -Cap Value ETF was 25.9% and 27.0%, respectively. As of June 30, 2022, the percentage of the Ladenburg Income Fund’s net assets invested in the SPDR Doubleline Total Return Tactical ETF was 25.1%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the schedules of investments, as of June 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust since 2006.

Philadelphia, Pennsylvania

August 26, 2022

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2022

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning January 1, 2022 and held through June 30, 2022.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
Class A	Fund’s Annualized Expense Ratio	Beginning Account Value 01/01/22	Ending Account Value 6/30/22	Expenses Paid During Period*	Ending Account Value 6/30/22	Expenses Paid During Period*
Ladenburg Income Fund	1.00%	$1,000.00	$876.30	$4.65	$1,019.84	$5.01
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$849.30	$4.59	$1,019.84	$5.01
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$825.70	$4.53	$1,019.84	$5.01
Ladenburg Growth Fund	1.00%	$1,000.00	$802.20	$4.47	$1,019.84	$5.01
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$789.30	$4.44	$1,019.84	$5.01

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$872.80	$8.13	$1,016.12	$8.75
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$843.40	$8.00	$1,016.12	$8.75
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$822.60	$7.91	$1,016.12	$8.75
Ladenburg Growth Fund	1.75%	$1,000.00	$799.90	$7.81	$1,016.12	$8.75
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$786.50	$7.75	$1,016.12	$8.75

Class I
Ladenburg Income Fund	0.85%	$1,000.00	$876.50	$3.96	$1,020.58	$4.26
Ladenburg Income & Growth Fund	0.83%	$1,000.00	$850.50	$3.88	$1,020.60	$4.23
Ladenburg Growth & Income Fund	0.75%	$1,000.00	$826.90	$3.44	$1,021.03	$3.80
Ladenburg Growth Fund	0.78%	$1,000.00	$803.20	$3.54	$1,020.87	$3.97
Ladenburg Aggressive Growth Fund	0.85%	$1,000.00	$790.00	$3.77	$1,020.58	$4.26

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended June 30, 2022 (181) divided by the number of days in the fiscal year (365).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2022

FOREIGN TAX CREDIT (UNAUDITED)

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended June 30, 2022 and June 30, 2021, were as follows:

For Fiscal Year Ended
6/30/2022	Foreign Taxes Paid	Foreign Source Income
Ladenburg Income Fund	$0.0003	$0.0040
Ladenburg Income & Growth Fund	0.0003	0.0043
Ladenburg Growth & Income Fund	0.0004	0.0047
Ladenburg Growth Fund	0.0006	0.0079
Ladenburg Aggressive Growth Fund	0.0009	0.0105

For Fiscal Year Ended
6/30/2021	Foreign Taxes Paid	Foreign Source Income
Ladenburg Income Fund	$—	$—
Ladenburg Income & Growth Fund	0.0006	0.0046
Ladenburg Growth & Income Fund	0.0006	0.0049
Ladenburg Growth Fund	0.0010	0.0081
Ladenburg Aggressive Growth Fund	0.0016	0.0145

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the year ended June 30, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2022

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000- 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011) .	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017- 2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

6/30/22 – NLFT_v1

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2019); Treasurer of the Trust (2006-June 2017).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016-2017) and Assistant Vice President and Staff Attorney (2012-2016).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Ultimus Fund Solutions (since 2020); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC (2013 - 2018).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of June 30, 2022, the Trust was comprised of 68 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-803-6583.

6/30/22 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Ultimus Fund Solutions, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Ladenburg-A22

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022 - $65,500

2021 - $63,500

(b)	Audit-Related Fees

2022 – None

2021 – None

(c)	Tax Fees

2022 - $12,500

2021 - $11,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 – None

2021 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2022   2021

Audit-Related Fees:      0.00%  0.00%

Tax Fees:                     0.00%  0.00%

All Other Fees:             0.00%  0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $12,500

2021 - $11,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/7/22

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/7/22